Segment Reporting and Geographic Information - Revenues and Income from Operations for Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended		7 Months Ended		12 Months Ended				5 Months Ended		3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		12 Months Ended		7 Months Ended	12 Months Ended				5 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Successor		Dec. 31, 2012 Successor		Dec. 31, 2011 Successor		May 28, 2010 Predecessor		Mar. 31, 2013 United States, excluding All Points	Mar. 31, 2012 United States, excluding All Points	Dec. 31, 2010 United States, excluding All Points Successor	Dec. 31, 2012 United States, excluding All Points Successor	Dec. 31, 2011 United States, excluding All Points Successor	May 28, 2010 United States, excluding All Points Predecessor	Mar. 31, 2013 All Points	Mar. 31, 2012 All Points	Dec. 31, 2010 All Points Successor	Dec. 31, 2012 All Points Successor	Dec. 31, 2011 All Points Successor	May 28, 2010 All Points Predecessor	Mar. 31, 2013 Canada	Mar. 31, 2012 Canada	Dec. 31, 2010 Canada Successor	Dec. 31, 2012 Canada Successor	Dec. 31, 2011 Canada Successor	May 28, 2010 Canada Predecessor	Mar. 31, 2013 Mexico	Mar. 31, 2012 Mexico	Dec. 31, 2010 Mexico Successor	Dec. 31, 2012 Mexico Successor	Dec. 31, 2011 Mexico Successor	May 28, 2010 Mexico Predecessor	Mar. 31, 2013 Australia	Mar. 31, 2012 Australia	Dec. 31, 2012 Australia Successor	Dec. 31, 2011 Australia Successor	Dec. 31, 2010 Elimination of intercompany profit (loss) [Member] Successor	Dec. 31, 2012 Elimination of intercompany profit (loss) [Member] Successor		Dec. 31, 2011 Elimination of intercompany profit (loss) [Member] Successor		May 28, 2010 Elimination of intercompany profit (loss) [Member] Predecessor
Revenues
Total revenues	$ 143,919		$ 131,682	$ 148,169	$ 147,241	$ 128,373		$ 122,259	$ 137,577	$ 135,396	$ 111,294	$ 555,465	$ 506,526	$ 276,680		$ 555,465		$ 506,526		$ 185,716		$ 118,845	$ 119,761	$ 258,391	$ 517,135	$ 473,431	$ 175,470	$ 4,653	$ 4,509	$ 10,087	$ 18,837	$ 15,236	$ 6,244	$ 18,312	$ 2,408	$ 5,053	$ 12,555	$ 11,762	$ 1,759	$ 1,967	$ 1,557	$ 3,149	$ 6,268	$ 5,832	$ 2,243	$ 142	$ 138	$ 670	$ 265
Segment Income (Loss) from Operations
Total segment income (loss) from operations	7,784	[1]				8,835	[1]							16,744	[2]	40,980	[2]	38,375	[2]	(8,773)	[2]	7,044	8,715	16,025	42,908	37,997	(9,288)	371	92	362	881	487	122	166	(219)	88	(3,050)	(727)	123	396	351	269	787	942	270	(193)	(104)	(546)	(324)
Reconciliation
Total segment income (loss) from operations	7,784	[1]				8,835	[1]							16,744	[2]	40,980	[2]	38,375	[2]	(8,773)	[2]	7,044	8,715	16,025	42,908	37,997	(9,288)	371	92	362	881	487	122	166	(219)	88	(3,050)	(727)	123	396	351	269	787	942	270	(193)	(104)	(546)	(324)
Income (loss) from operations	$ 7,784	[1]	$ 3,611	$ 13,581	$ 14,941	$ 8,835	[1]	$ 4,816	$ 14,855	$ 15,695	$ 3,087	$ 40,968	$ 38,453	$ 16,685	[2]	$ 40,968	[2]	$ 38,453	[2]	$ (8,762)	[2]																													$ (59) [2]	$ (12)	[2]	$ 78	[2]	$ 11 [2]

[1]	This table reconciles segment income from operations to total income from operations
[2]	This table reconciles segment income (loss) from operations to total income (loss) from operations.